Document and Entity Information	Jan. 30, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819989
Document Type	8-K
Document Period End Date	Jan. 30, 2025
Entity Registrant Name	CIPHER MINING INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39625
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	1 Vanderbilt Avenue
Entity Address, Address Line Two	Floor 54
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(332)
Local Phone Number	262-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0.001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Whole Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	CIFRW
Security Exchange Name	NASDAQ